Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Statements Of Income Data [Abstract]
Research And Development Costs, Net

	Year ended December 31,
	2011	2010	2009

Total costs	$113,671	$102,208	$82,463
Less - grants and participations	(3,394)	(3,814)	(3,766)
Less - capitalization of software development costs	(1,150)	(1,311)	(1,315)

	$109,127	$97,083	$77,382

Financial Income And Other, Net

	Year ended December 31,
	2011	2010	2009
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$8,357	$8,889	$9,076
Gain on forward contracts	9,902	-	-
Realized gain on marketable securities	1,124	1,435	984
Interest	3,154	1,787	1,962
Foreign currency translation	1,725	927	1,283

	24,262	13,038	13,305
Financial expenses:
Realized loss on marketable securities	(333)	(238)	(1,062)
Interest	(930)	(250)	(705)
Foreign currency translation	(11,872)	(2,109)	(2,672)
Other	(1,109)	(1,306)	(1,154)

	(14,244)	(3,903)	(5,593)

Other expenses, net	(162)	(154)	(115)

	$9,856	$8,981	$7,597

Net Earnings Per Share
1.	Numerator:

	Year ended December 31,
	2011	2010	2009

Net income available to ordinary shareholders	$57,263	$48,707	$42,756

2.	Denominator (in thousands):

	Year ended December 31,
	2011	2010	2009

Denominator for basic net earnings per share -
Weighted average number of shares	62,924	62,652	61,395
Effect of dilutive securities:
Add - employee stock options and RSU	1,317	1,480	1,095

Denominator for diluted net earnings per share - adjusted weighted average shares	64,241	64,132	62,490